Prepaid Expenses and Other Current Assets, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Line Items]
Bad debt expense	¥ 8,761,236	$ 1,236,992	¥ 237,704
Bad debt write off	¥ 25,493	$ 3,600	¥ 4,744,565